Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity Series Sustainable U.S. Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable U.S. Market Fund
Class Name	Fidelity® Series Sustainable U.S. Market Fund
Trading Symbol	FSUMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Sustainable U.S. Market Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable U.S. Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, market selection detracted from the fund's performance, especially an underweight in communication services, where an underweight in media & entertainment detracted. Stock picks in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picking and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The biggest individual relative detractor this period was avoiding Meta Platforms, a benchmark component that gained roughly 77%. A second notable relative detractor was an underweight in Tesla (+116%). The stock was among our largest holdings at period end. An underweight in Broadcom (+90%) also hurt. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry.
•The top individual relative contributor was our stake in Nvidia (+95%). The stock was the fund's largest holding. A second notable relative contributor was an overweight in GE Aerospace (+94%). The stock was one of our biggest holdings. An overweight in GE Vernova (+167%) also helped. This was a stake we established this period.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through January 31, 2025. Initial investment of $10,000. Fidelity® Series Sustainable U.S. Market Fund $10,000 $11,866 $14,911 MSCI USA IMI ESG Focus Dynamic Weighted Index $10,000 $11,801 $14,826 Dow Jones U.S. Total Stock Market Index℠ $10,000 $11,868 $14,987 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series Sustainable U.S. Market Fund 25.66% 26.00% MSCI USA IMI ESG Focus Dynamic Weighted Index 25.63% 25.58% Dow Jones U.S. Total Stock Market Index℠ 26.28% 26.37% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,491,416
Holdings Count | shares	816
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$28,491,416
Number of Holdings	816
Total Advisory Fee	$0
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.9 Financials 15.1 Health Care 10.8 Consumer Discretionary 10.5 Industrials 10.4 Communication Services 7.6 Consumer Staples 5.2 Energy 4.1 Materials 2.2 Utilities 1.8 Real Estate 1.8 Common Stocks 96.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United States 94.8 Canada 0.8 United Kingdom 0.7 China 0.6 Germany 0.5 Taiwan 0.4 Ireland 0.3 Israel 0.3 India 0.2 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.8 Canada - 0.8 United Kingdom - 0.7 China - 0.6 Germany - 0.5 Taiwan - 0.4 Ireland - 0.3 Israel - 0.3 India - 0.2 Others - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 4.9 Apple Inc 4.5 Microsoft Corp 3.9 Amazon.com Inc 3.4 Alphabet Inc Class C 2.4 Alphabet Inc Class A 1.8 JPMorgan Chase & Co 1.6 GE Aerospace 1.2 Tesla Inc 1.2 Bank of America Corp 1.2 26.1